Revision of Prior Year Financial Statements:	12 Months Ended
Dec. 31, 2015
Revision of Prior Year Financial Statements: [Abstract]
Revision of Prior Year Financial Statements:

Note 3.      Revision of Prior Year Financial Statements:

During the year and specifically in connection with the preparation of our unaudited interim consolidated financial statements for the three and nine months ended September 30, 2015, an error was identified in the amount of non-cash stock option compensation expense recorded in 2014. Additional compensation expense related to options granted in 2011 should have been recognized in 2014 as a result of the vesting conditions that were met upon the issuance of the Arbitral Award, which occurred on September 22, 2014. In accordance with the guidance in SEC Staff Accounting Bulletin No. 99, Materiality, we assessed the materiality of the error and concluded that it was not material to our previously issued 2014 consolidated financial statements, but that the error would be corrected by revising the comparative amounts for 2014 in connection with the issuance of our unaudited consolidated financial statements for the three and nine months ended September 30, 2015, as well as revising the comparative amounts for 2014 in the consolidated financial statements for the year ended December 31, 2015. As such, in accordance with the guidance in ASC 250, Accounting Changes and Error Corrections, we have revised our 2014 comparative amounts as described below. This non-cash revision did not impact net cash flows or total shareholders' equity for any period in or for the year ended December 31, 2014.

The following table presents the effect of this revision on the individual line items within our Consolidated Statements of Operations, Consolidated Statements of Comprehensive Loss, Consolidated Balance Sheets and Consolidated Statements of Changes in Shareholders' Equity.

	Year Ended December 31, 2014			As at December 31, 2014
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Arbitration (stock option comp.)	$ 4,267,230	$689,209	$ 4,956,439
Net loss for the year	24,880,770	689,209	25,569,979
Net loss per share, basic and diluted	0.33	0.01	0.34
Comprehensive loss for the year	$24,861,192	$689,209	$25,550,401
Stock options				$ 19,980,099	$ 689,209	$ 20,669,308
Accumulated deficit				$(342,526,267)	$ (689,209)	$(343,215,476)